Feb. 28, 2021
Hardman Johnston International Growth Fund
Hardman Johnston International Growth Fund
Investment Objective
The Hardman Johnston International Growth Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Retail Shares
	None	None

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and/or Service(12b-1) Fees	None	0.25%
Other Expenses(1)	5.49%	6.06%
Total Annual Fund Operating Expenses	6.49%	7.31%
Less: Fee Waiver and/or Expense Reimbursement	-5.48%	-6.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.01%	1.26%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through February 28, 2022.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	One Year	Three Years	Five Years	Ten Years
Institutional Shares	$103	$1,433	$2,723	$5,785
Retail Shares	$128	$1,610	$3,024	$6,284

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2020, the Fund’s portfolio turnover rate was 224% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing in a portfolio that primarily consists of securities of established companies that are domiciled in various countries throughout the world, excluding the U.S. The Fund typically invests in securities of issuers from at least six or more non-U.S. countries and at least eight industries. The Fund holds a maximum of 25% of its net assets of companies in any single industry. The countries within the MSCI ACWI ex USA Index (the “Index”) in which the Fund will invest will be determined by by the Fund’s sub-advisor, Hardman Johnston Global Advisors LLC (“Hardman Johnston” or the “Sub-Advisor”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, without regard to market capitalization. The Fund’s investments will generally consist of common stocks traded on a public securities exchange or market organized and regulated pursuant to the laws of the jurisdiction of such exchange. The Fund may also invest in American Depositary Receipts (“ADRs”) (including unsponsored ADRs), Global Depositary Receipts, (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”). The International Growth Fund may invest in securities of companies located or operating within developed markets, as well as emerging markets. Emerging markets are those countries (1) included in emerging market or equivalent classifications by the United Nations (and its agencies); (2) having per capita income in the low to middle ranges, as determined by the World Bank; or (3) designated by the MSCI ACWI ex USA Index. The Fund may also invest in pre-emerging markets, also known as frontier markets.
Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. The principal risks of investing in the Fund are:
•General Market Risk; Recent Market Events. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.
U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which has resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time.
•Management Risk. There can be no assurance that the Fund will achieve its investment objective. The success of the Fund is significantly dependent on the expertise of the Sub-Advisor. The Sub-Advisor’s past performance cannot be considered as an indication of the future results of the Sub-Advisor or the Fund.
•Equity Market Risk. The Fund’s equity investments may involve substantial risks and may be subject to wide and sudden fluctuations in market value, with a resulting fluctuation in the amount of profits and losses. Equity prices are directly affected by issuer-specific events, as well as general market conditions.
•Foreign Securities Risk. Foreign securities investments present a number of economic, financial, and political considerations not typically associated with investments in domestic securities that could unfavorably affect your account’s performance. Currency exchange rates and regulations may cause fluctuation in the value of foreign securities.
•Emerging and Frontier Markets Risk. Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.  Frontier market countries generally have smaller economies and even less developed capital markets than emerging markets.  As a result, the risks of investing in emerging markets are magnified in frontier markets, and include potential for extreme price volatility and illiquidity; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures; and relatively new and unsettled securities laws.
•Foreign Currency Risk. The Fund may invest in securities or other instruments denominated in non-U.S. currencies. Such investments involve currency risks, including unfavorable currency exchange rate developments and political or governmental intervention in currency trading or valuation. These risks are higher in emerging markets.
•Depositary Receipts Risk. The Fund may invest its assets in securities of foreign issuers in the form of ADRs, EDRs, GDRs and IDRs, which are securities representing securities of foreign issuers. The risk of such depositary receipts includes many of the risks associated with investing directly in foreign securities, such as currency rate fluctuations and political and economic instability.
•Large Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.
•Medium and Small Capitalization Risk. Investing in medium and small capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. Securities of medium and smaller capitalization issuers may be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.
•Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
•Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s or Sub-Advisor’s control, including instances at third parties. The Fund, the Advisor and the Sub-Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
•Liquidity Risk. From time to time trading opportunities may be more limited for a particular security or type of instrument in which the Fund may invest, making it more difficult to sell an investment at a favorable price or time or in response to a specific economic event. Consequently, the Fund may have to accept a lower price to sell an investment, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading may also lead to an increase in a security’s price volatility.
•Valuation Risk. The sale price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.
•Cybersecurity Risk. The Fund, the Advisor, and the Sub-Advisor are each subject to risks associated with a breach in its cybersecurity. Cybersecurity is a generic term used to describe the technology, processes, and practices designed to protect networks, systems, computers, programs, and data from hacking by other computer users, other unauthorized access, and the resulting damage and disruption of hardware and software systems, loss or corruption of data, as well as misappropriation of confidential information. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Performance
From February 14, 2018 (the Fund’s inception) to December 31, 2019, the Fund was managed by Redwood Investments LLC, the previous sub-advisor to the Fund. Hardman Johnston became the Fund’s sub-advisor effective January 1, 2020. The bar chart and performance table below illustrate the risk and volatility of an investment in the Fund by showing the performance of the Fund for the past two calendar years and by showing how the Fund’s average annual returns for the one year and since inception periods compared with those of the MSCI ACWI ex USA Net Index, which is a broad measure of market performance. The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.hardmanjohnstonfunds.com.
Institutional Shares* Calendar Year Returns as of December 31

*The returns shown in the bar chart are for Institutional Shares. The performance of the Retail Shares will differ due to differences in expenses.
During the period of time shown in the bar chart, the highest return for a calendar quarter was 27.59% for the quarter ended June 30, 2020, and the lowest return for a calendar quarter was -23.26% for the quarter ended March 31, 2020.
Average Annual Total Returns (For the periods ended December 31, 2020)

	1 Year	Since Inception
Institutional Shares
Return Before Taxes	32.60%	12.65%
Return After Taxes on Distributions	32.60%	12.53%
Return After Taxes on Distributions and Sale of Fund Shares	19.30%	10.15%
Retail Shares
Return Before Taxes	32.27%	12.74%
MSCI ACWI ex USA Net Index (reflects no deduction for fees, expenses, or taxes)	10.65%	5.20%

Institutional Shares of the Fund commenced operations on February 14, 2018. Retail Shares of the Fund commenced operations on September 17, 2018. Performance shown for Retail Shares prior to inception (September 17, 2018) reflects the performance of Institutional Shares, and does not include expenses of the Retail Shares, which are higher than those of the Institutional Shares. The performance of the Retail Shares will differ from that of Institutional Shares due to differences in expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). The after-tax returns for Retail Shares will vary.